Hybrid Bonds - Hybrid Bonds Issued by POSCO ENERGY Co., Ltd. (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 996,919	₩ 996,919
POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 498,468	498,468
Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (POSCO has a right to extend the maturity date)
Interest rate	Issue date ~ 2018-06-12: 4.3% Reset every 5 years as follows; · After 5 years: return on government bond (5 years) + 1.3% · After 10 years: additionally +0.25% according to Step-up clauses After 25 years: additionally +0.75%
Interest rate (%)	4.30%
Interest payments condition	Quarterly (Optional deferral of interest payment is available to POSCO)
Others	POSCO can call the hybrid bond at year 5 and interest payment date afterwards
Hybrid bond 1-1 [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	Issue date ~ 2018-08-29: 4.66%Reset every 5 years as follows; · After 5 years: return on government bond (5 years) + 1.39%· After 10 years: additionally +0.25% according to Step-up clauses · After 25 years: additionally +0.75%
Interest rate (%)	4.66%
Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company but for hybrid bond 1-3, the Company pays every quarter(3/30, 6/30, 9/30, 12/30))
Others	The issuer can call the hybrid bond at year 5 and interest payment date afterwards
Hybrid bond 1-1 [member] | After 5 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	1.30%
Hybrid bond 1-1 [member] | After 5 years [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	1.39%
Hybrid bond 1-1 [member] | After 10 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.25%
Hybrid bond 1-1 [member] | After 10 years [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.25%
Hybrid bond 1-4 [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (The Company has a right to extend the maturity date)
Interest rate	Issue date ~ 2023-08-29: 5.21%Reset every 10 years as follows; · After 10 years: return on government bond (10 years) + 1.55%· After 10 years: additionally +0.25% according to Step-up clauses · After 30 years: additionally +0.75%
Interest rate (%)	5.21%
Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company but for hybrid bond 1-3, the Company pays every quarter(3/30, 6/30, 9/30, 12/30))
Others	The issuer can call the hybrid bond at year 10 and interest payment date afterwards
Hybrid bond 1-4 [member] | After 10 years : Return on Government Bond [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	1.55%
Hybrid bond 1-4 [member] | After 10 years [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.25%
Hybrid bond 1-4 [member] | After 30 years [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%
Hybrid bond 1-2 and 1-3 [Member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (The Company has a right to extend the maturity date)
Interest rate	Issue date ~ 2018-08-29: 4.72%Reset every 5 years as follows; · After 5 years: return on government bond (5 years) + 1.45%· After 10 years: additionally +0.25% according to Step-up clauses · After 25 years: additionally +0.75%
Interest rate (%)	4.72%
Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company but for hybrid bond 1-3, the Company pays every quarter(3/30, 6/30, 9/30, 12/30))
Others	The issuer can call the hybrid bond at year 5 and interest payment date afterwards
Hybrid bond 1-2 and 1-3 [Member] | After 5 years [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	1.45%
Hybrid bond 1-2 and 1-3 [Member] | After 10 years [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.25%
Gross amount [member] | Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 800,000	800,000
Gross amount [member] | Hybrid bond 1-1 [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	165,000	165,000
Gross amount [member] | Hybrid bond 1-4 [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	140,000	₩ 140,000
Gross amount [member] | Hybrid bond 1-2 and 1-3 [Member] | POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 195,000